Insurance Contract Liabilities and Reinsurance Assets - Additional Information (Detail) - CAD ($) $ in Millions			12 Months Ended
	Nov. 15, 2021	Jul. 01, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Fair value of assets backing net insurance contract liabilities excluding reinsurance assets			$ 354,587	$ 350,264
Fair value of assets backing capital and other liabilities			571,431	543,273
Change in insurance and investment contract liabilities			287	563
Change in net income attributed to shareholders (post-tax)			(41)	(198)
Increase of reinsurance assets			754	(2,374)
John Hancock Life Insurance Company [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Coinsurance transaction estimated after tax gain	$ 750
John Hancock Life Insurance Company USA [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Ceded premiums		$ 3,300
Increase of reinsurance assets		3,400
Coinsurance, after tax gain		$ 262
Jackson National Life Insurance Company [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Coinsurance, after tax gain			40
Mortality and morbidity updates [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities			350	(304)
Change in net income attributed to shareholders (post-tax)			(257)	232
Lapses and policyholder behavior [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities			686	893
Change in net income attributed to shareholders (post-tax)			(534)	(682)
Lapses and policyholder behavior [member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)			504
Investment return assumptions [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities			(257)	(212)
Change in net income attributed to shareholders (post-tax)			168	31
Coinsurance, after tax gain			31
Other updates [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities			110	228
Change in net income attributed to shareholders (post-tax)			119	190
Expense Updates [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities			(653)
Change in net income attributed to shareholders (post-tax)			503
Gain To net income attributed to shareholders after tax due to scale benefits			263
Gain To net income attributed to shareholders after tax due to reallocation of expenses and efficiency initiatives			$ 256
Bottom of range [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Percentage provision for adverse deviation assumptions not specifically provided			0.00%
Top of range [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Percentage provision for adverse deviation assumptions not specifically provided			20.00%
MLI and John Hancock Life Insurance Company [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Assets and insurance contract liabilities related to closed blocks participating policies			$ 29,000	$ 29,480